UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  August 1, 2017 through January 31, 2018

Item 1. Reports to Stockholders.

TrimTabs ETF Trust
TrimTabs All Cap U.S. Free-Cash-Flow ETF
TrimTabs All Cap International Free-Cash-Flow ETF

Semi-Annual Report
January 31, 2018

TrimTabs ETF Trust

TABLE OF CONTENTS

Shareholder Letters	1
Performance Summary	3
Shareholder Expense Examples	7
Portfolio Holdings Allocations	9
Schedules of Investments	10
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Additional Information	35

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2018 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the Semi-Annual Report of the TrimTabs All Cap U.S. Free-Cash-Flow ETF (“Fund”), dated January 31, 2018. This report of the Fund performance refers to the six-month period from July 31, 2017 to January 31, 2018.

For this six-month period, the Fund returned 19.15% measured in market price and 19.32% measured in net asset value. By comparison, the broad-based benchmark for the Fund, the Russell 3000 Index (“Russell Index”), returned 14.89% for the period from July 31, 2017 through January 31, 2018.  Investors are not able to invest directly in an index.

The sharp appreciation in the broad market for the six month period featured relatively strong performances by sectors, industries and companies which typically benefit during economic expansions. For example, the transportation industry, including trucking, rails and air freight, was the standout industry.  Also in this category were semiconductor industry and other technology companies.

In contrast, groups that have relatively less exposure to the cyclicality of the economy were disappointing performers. This included telecom companies, utilities and real estate investment trusts.  Additionally, the health care sector failed to keep pace with the average stock.

Yet even with this generally more risk-accepting environment where higher “beta” stocks outperformed, the market was narrower than one would expect given the higher risk appetite seen in sectors. In particular, large cap stocks handily outperformed small cap stocks and were also better performers than mid-cap companies.

Our Fund fully reflected all of these general trends as our transport companies showed very strong returns as did our semiconductor stocks. Further, because the Fund had relatively little exposure to the non-cyclical sectors, relative performance was enhanced.

On the other hand, our specific holdings in the health care sector underperformed along with the sector in general. Two disappointments in health care were companies that provide targeted software for the sector. They did not benefit from the overall healthy environment for technology generally and were, instead, grouped with other health care companies. As the companies still are rated attractively in our investment process, we believe that as national policy towards health care becomes more clear, the merits of these companies should be realized.

Our team looks forward to helping serve your investment goals, and we appreciate your trust.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2018 (Unaudited) (Continued)

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedule of investments in this report.

Must be preceded or accompanied by a Prospectus. It is not possible to invest directly in an index.

Investing involves risk, including the possible loss of principal.  Because the Fund is an ETF (rather than a mutual fund), shares are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemable. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 25,000 shares.  Brokerage commissions will reduce returns.  Investments in the Fund include risks associated with small-and mid-cap securities, which involve limited liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in domestic securities.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.

The TrimTabs ETFs are distributed by Quasar Distributors, LLC.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

PERFORMANCE SUMMARY
January 31, 2018 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Annualized Total Returns	One Year	Since Inception
TrimTabs All Cap U.S. Free-Cash-Flow ETF – NAV	29.51%	30.16%
TrimTabs All Cap U.S. Free-Cash-Flow ETF – Market	29.50%	30.27%
Russell 3000® Index	25.16%	23.92%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2017 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2018 (Unaudited)

Dear Shareholder,

We are pleased to provide you with the Semi-Annual Report of the TrimTabs All Cap International Free-Cash-Flow ETF (“Fund”), dated January 31, 2018. This report of the Fund performance refers to the six-month period from July 31, 2017 to January 31, 2018.

For this six-month period, the Fund returned 9.52% measured in market price and 9.96% measured in net asset value. By comparison, the broad-based benchmark for the Fund, the Standard & Poor’s Developed ex-U.S. BMI Index (“S&P Developed ex-U.S. BMI”), returned 12.67% for the period from July 31, 2017 through January 31, 2018. Investors are not able to invest directly in an index.

From a sector perspective, the six-month was characterized by leadership of sectors that have much more sensitivity to economic growth. These were the materials, industrials, information technology and consumer discretionary sectors. Four sectors with low economic sensitivity underperformed the broad market.  They included consumer staples, health care, telecom and utilities.

From a country perspective, the best performing countries were in Asia. European countries’ performance was mixed to slightly better than other countries, while Australia and Canada lagged.

The dollar was generally weak during the six-month period, continuing a year-old trend. Notably, the British Pound reversed its very weak performance following Brexit and was the strongest of the currencies.

From a sector perspective, our relative weightings were helpful in adding performance: the Fund was overweight the cyclical sectors and underweight the less cyclical sectors. However, our country weights offset that advantage. In particular, our underweight of a strong Japanese market and our overweight of a lagging UK market accounted for the bulk of the underperformance of the Fund.

Our team looks forward to helping serve your investment goals, and we appreciate your trust.

Ted Theodore, CFA
Janet Johnston, CFA
Portfolio Managers

TrimTabs All Cap International Free-Cash-Flow ETF

SHAREHOLDER LETTER
January 31, 2018 (Unaudited) (Continued)

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedule of investments in this report.

Must be preceded or accompanied by a Prospectus.

It is not possible to invest directly in an index.

Investing involves risk, including the possible loss of principal.  Because the Fund is an ETF (rather than a mutual fund), shares are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemable. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, consisting of 25,000 shares.  Brokerage commissions will reduce returns.  Investments in the Fund include risks associated with small-and mid-cap securities, which involve limited liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in domestic securities.

The S&P Developed ex-U.S. BMI is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Developed ex-U.S. BMI is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Developed ex-U.S. BMI calculation.

The TrimTabs ETFs are distributed by Quasar Distributors, LLC.

TrimTabs All Cap International Free-Cash-Flow ETF

PERFORMANCE SUMMARY
January 31, 2018 (Unaudited)

Growth of a $10,000 Investment (at Net Asset Value)

Cumulative Total Returns	Since Inception
TrimTabs All Cap International Free-Cash-Flow ETF – NAV	12.07%
TrimTabs All Cap International Free-Cash-Flow ETF – Market	13.34%
S&P Developed ex-U.S. BMI (USD)	15.73%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index.The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 30, 2017 is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLE
For the Six-Months Ended January 31, 2018 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLE
For the Six-Months Ended January 31, 2018 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/17 –
	8/1/17	1/31/18	1/31/18(1)
TrimTabs All Cap U.S.
Free-Cash-Flow ETF
Actual	$1,000.00	$1,193.20	$3.26
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.23	$3.01

(1)	Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/17 –
	8/1/17	1/31/18	1/31/18(1)
TrimTabs All Cap International
Free-Cash-Flow ETF
Actual	$1,000.00	$1,099.60	$3.12
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.23	$3.01

(1)	Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2018 (Unaudited)

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Consumer Discretionary	19.3%
Consumer Staples	6.3%
Energy	1.1%
Financials	12.5%
Health Care	10.6%
Industrials	20.0%
Information Technology	27.1%
Materials	2.8%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	0.0%	(1)
Total Net Assets	100.0%

(1)  Less than 0.05%

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2018 (Unaudited)

TrimTabs All Cap International Free-Cash-Flow ETF

Australia	6.3%
Canada	4.5%
Denmark	3.4%
Finland	2.4%
France	9.5%
Germany	8.1%
Hong Kong	2.7%
Ireland	1.3%
Italy	3.3%
Japan	29.4%
Netherlands	1.1%
Norway	3.3%
Republic of Korea	2.1%
Spain	1.0%
Sweden	4.0%
Switzerland	4.8%
United Kingdom	12.6%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	0.0%	(1)
Total Net Assets	100.0%

(1)  Less than 0.05%

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%

Consumer Discretionary – 19.3%
Aaron’s, Inc.	12,544	$512,924
Best Buy Co., Inc.	7,130	520,918
Burlington Stores, Inc. (a)	3,857	469,435
Deckers Outdoor Corp. (a)	6,787	581,714
Domino’s Pizza, Inc.	2,122	460,156
Las Vegas Sands Corp.	5,701	441,941
Lear Corp.	2,680	517,615
Liberty Interactive Corp QVC Group – Class A (a)	16,097	452,165
Marriott International, Inc. – Class A	3,669	540,590
NVR, Inc. (a)	146	464,013
Polaris Industries, Inc.	3,802	429,664
Sirius XM Holdings, Inc.	78,655	480,582
Sotheby’s (a)	7,327	386,573
Starbucks Corp.	6,501	369,322
Steven Madden Ltd. (a)	9,383	433,495
The Children’s Place, Inc.	3,476	520,705
The Home Depot, Inc.	2,571	516,514
Wolverine World Wide, Inc.	14,423	473,507
Wyndham Worldwide Corp.	3,871	480,507
		9,052,340
Consumer Staples – 6.3%
Altria Group, Inc.	5,023	353,318
Kimberly-Clark Corp.	2,899	339,183
Monster Beverage Corp. (a)	7,720	526,736
Pilgrim’s Pride Corp. (a)	13,120	364,342
Sysco Corp.	6,710	421,858
The Boston Beer Co., Inc. – Class A (a)	2,425	460,386
Wal-Mart Stores, Inc.	4,575	487,695
		2,953,518
Energy – 1.1%
Valero Energy Corp.	5,583	535,801

Financials – 12.5%
Cboe Global Markets, Inc.	4,190	563,094
Citigroup, Inc.	5,672	445,139
Eaton Vance Corp.	8,381	484,422

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Financials – 12.5% (Continued)
Federated Investors, Inc. – Class B	11,137	$386,231
First Citizens BancShares, Inc. – Class A	1,010	429,664
Franklin Resources, Inc.	9,279	393,522
Houlihan Lokey, Inc. – Class A	9,786	466,792
JPMorgan Chase & Co.	3,951	457,012
MarketAxess Holdings, Inc.	1,961	384,768
Moody’s Corp.	2,984	482,781
State Street Corp.	4,243	467,451
SunTrust Banks, Inc.	6,691	473,054
The Progressive Corp.	7,987	432,097
		5,866,027
Health Care – 10.6%
AbbVie, Inc.	4,939	554,255
Amgen, Inc.	1,908	354,983
Cerner Corp. (a)	5,608	387,681
Chemed Corp.	1,993	519,316
Cigna Corp.	2,181	454,411
Illumina, Inc. (a)	2,018	469,467
Innoviva, Inc. (a)	24,305	354,610
Inogen, Inc. (a)	3,770	459,337
Myriad Genetics, Inc. (a)	15,245	562,236
Omnicell, Inc. (a)	8,011	392,940
Zoetis, Inc.	6,237	478,565
		4,987,801
Industrials – 20.0%
Allegion PLC	4,651	400,498
AO Smith Corp. – Class A	6,703	447,626
Delta Air Lines, Inc.	7,480	424,640
Deluxe Corp.	4,901	363,997
Donaldson Co., Inc.	8,488	430,002
Expeditors International of Washington, Inc.	6,430	417,628
Fortune Brands Home & Security, Inc.	5,544	393,236
Forward Air Corp.	7,690	466,860
Huntington Ingalls Industries, Inc.	1,937	460,115
Insperity, Inc.	8,520	521,850

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Industrials – 20.0% (Continued)
Landstar System, Inc.	4,901	$544,256
Northrop Grumman Corp.	1,467	499,557
Old Dominion Freight Line, Inc.	3,947	578,038
Robert Half International, Inc.	8,747	506,276
Rockwell Automation, Inc.	2,228	439,562
Rollins, Inc.	9,631	475,194
Southwest Airlines Co.	8,749	531,939
The Boeing Co.	1,600	566,992
The Timken Co.	8,383	440,527
Wabash National Corp.	18,779	485,062
		9,393,855
Information Technology – 27.1%
Apple, Inc.	2,841	475,669
Applied Materials, Inc.	8,655	464,168
Aspen Technology, Inc. (a)	6,343	491,265
Broadridge Financial Solutions, Inc.	5,124	494,005
Cadence Design Systems, Inc. (a)	11,011	493,953
CDK Global, Inc.	5,701	406,424
Cognex Corp.	8,592	535,883
Cognizant Technology Solutions Corp.	5,488	427,954
Facebook, Inc. – Class A (a)	2,385	445,733
FLIR Systems, Inc.	9,598	491,514
HP, Inc.	21,504	501,473
Integrated Device Technology, Inc. (a)	14,717	440,038
IPG Photonics Corp. (a)	2,067	520,781
Jack Henry & Associates, Inc.	3,793	472,835
Match Group, Inc. – Class A (a)	18,107	632,659
Maxim Integrated Products, Inc.	8,042	490,562
Monolithic Power Systems, Inc.	4,307	513,050
NVIDIA Corp.	2,569	631,460
Skyworks Solutions, Inc.	4,371	424,905
Stamps.com, Inc. (a)	2,602	530,418
Teradata Corp. (a)	13,232	535,896
Texas Instruments, Inc.	4,386	481,013
VeriSign, Inc. (a)	4,152	477,148
Versum Materials, Inc.	11,183	411,534

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.7% (Continued)

Information Technology – 27.1% (Continued)
Visa, Inc. – Class A	3,788	$470,583
Xilinx, Inc.	6,174	450,825
		12,711,748
Materials – 2.8%
International Flavors & Fragrances, Inc.	2,838	426,551
Packaging Corp. of America	4,007	503,400
The Scotts Miracle-Gro Co.	4,368	394,299
		1,324,250
TOTAL COMMON STOCKS
(Cost $38,608,576)		46,825,340

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 1.210% (b)	127,457	127,457
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,457)		127,457

Total Investments (Cost $38,736,033) – 100.0%		46,952,797
Liabilities in Excess of Other Assets – 0.0% (c)		(10,314)
TOTAL NET ASSETS – 100.0%		$46,942,483

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of January 31, 2018.
(c)	Less than 0.05%
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%

Consumer Discretionary – 15.4%
Cie Plastic Omnium SA	2,200	$113,108
Fast Retailing Co. Ltd.	300	133,801
Haseko Corp.	6,283	98,069
Informa PLC	11,050	109,229
InterContinental Hotels Group PLC	1,508	100,890
Kering	234	118,476
Nikon Corp.	4,875	94,535
Nokian Renkaat OYJ	1,892	95,559
Oriental Land Co. Ltd.	1,191	116,296
Stanley Electric Co. Ltd .	2,491	100,968
Toyota Motor Corp.	1,536	105,242
Yamaha Motor Co. Ltd.	3,200	106,110
Zenrin Co. Ltd.	3,100	106,343
		1,398,626
Consumer Staples – 8.0%
Beiersdorf AG	748	88,689
British American Tobacco PLC	1,352	92,507
Diageo PLC	2,918	104,925
Remy Cointreau SA	745	98,046
Swedish Match AB	2,730	110,587
Treasury Wine Estates Ltd.	7,329	101,106
WH Group Ltd. (b)	104,000	128,826
		724,686
Energy – 4.7%
DNO ASA (a)	83,100	106,288
Neste Oyj	1,711	118,281
Saipem SpA (a)	21,737	101,771
TGS NOPEC Geophysical Co. ASA	3,900	97,919
		424,259
Financials – 13.0%
DNB ASA	4,619	93,711
HSBC Holdings PLC – ADR	2,050	110,516
IFG Group PLC	45,500	118,870
KB Financial Group, Inc. – ADR (a)	1,738	108,920
Mitsubishi UFJ Financial Group, Inc.	13,758	103,440
National Bank of Canada	1,921	99,705

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Financials – 13.0% (Continued)
Nomura Holdings, Inc.	17,000	$110,172
Partners Group Holding AG	154	119,709
The Shizuoka Bank Ltd.	10,000	106,348
Tokio Marine Holdings, Inc.	2,300	108,290
Tryg A/S	4,102	99,838
		1,179,519
Health Care – 8.8%
Cochlear Ltd.	645	90,290
CSL Ltd.	871	102,765
ICON PLC (a)	728	79,730
Indivior PLC (a)	20,884	119,409
M3, Inc.	3,309	120,939
Novo Nordisk A/S – Class A	2,030	112,904
Orexo AB (a)	16,478	88,769
Recordati SpA	1,907	86,822
		801,628
Industrials – 20.6%
Atlas Copco AB – Class A	1,712	80,278
Canadian National Railway Co.	1,159	92,890
CIMIC Group Ltd.	2,309	87,708
Concentric AB	4,444	86,738
Deutsche Lufthansa AG	3,240	115,611
Hitachi Construction Machinery Co. Ltd .	2,816	126,007
IMI PLC	6,058	114,313
Intertek Group PLC	1,384	98,725
Kajima Corp.	9,750	96,366
Legrand SA	1,365	113,581
Nidec Corp.	758	121,161
Recruit Holdings Co. Ltd.	4,225	102,906
Rheinmetall AG	949	134,201
Safran SA	910	102,746
SGS SA	39	104,880
Sohgo Security Services Co. Ltd.	1,841	99,664
Wolters Kluwer NV	1,927	101,991
Zardoya Otis SA	7,906	90,305
		1,870,071

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Information Technology – 17.8%
Brother Industries Ltd.	3,900	$99,706
CGI Group, Inc. – Class A (a)	1,820	104,169
Halma PLC	5,394	97,801
Infineon Technologies AG	3,260	94,752
Omron Corp.	1,625	101,367
REA Group Ltd.	1,449	85,994
Reply SpA	1,668	108,309
Samsung Electronics Co. Ltd. (c)	71	84,064
SCREEN Holdings Co. Ltd.	1,083	94,045
Software AG	1,787	96,800
Square Enix Holdings Co. Ltd.	2,275	103,675
Tencent Holdings Ltd.	2,004	118,765
Tokyo Electron Ltd.	433	81,150
Ubisoft Entertainment SA (a)	1,300	111,271
United Internet AG	1,441	105,019
Yaskawa Electric Corp.	2,600	133,846
		1,620,733
Materials – 10.4%
Air Liquide SA	764	102,965
FUCHS PETROLUB SE	1,950	98,899
Givaudan SA	42	101,080
Iluka Resources Ltd.	13,065	106,541
Mitsubishi Gas Chemical Co., Inc.	3,683	103,908
Novozymes A/S – Class B	1,657	91,910
Rio Tinto PLC	2,015	112,208
Sika AG	13	112,646
West Fraser Timber Co. Ltd.	1,602	112,088
		942,245
Utilities – 1.1%
Veolia Environnement SA	4,102	103,334
TOTAL COMMON STOCKS
(Cost $8,147,545)		9,065,101

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
Fidelity Institutional Money Market Funds –
Government Portfolio, Institutional Class, 1.210% (d)	17,631	$17,631
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,631)		17,631

Total Investments (Cost $8,165,176) – 100.0%		9,082,732
Liabilities in Excess of Other Assets – 0.0% (e)		(1,257)
TOTAL NET ASSETS – 100.0%		$9,081,475

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $128,826 or 1.42% of net assets.

(c)
Security exempt from registration under Registration S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund’s liquidity guidelines.  At January 31, 2018, the value of these securities amounted to $94,045 or 1.04% of net assets.

(d)	Rate disclosed is the seven day yield as of January 31, 2018.
(e)	Less than 0.05%
For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2018 (Unaudited)

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
ASSETS
Investments in Securities, at Value*	$46,952,797	$9,082,732
Interest and Dividends Receivable	11,417	3,189
Total Assets	46,964,214	9,085,921

LIABILITIES
Management Fees Payable	21,731	4,446
Total Liabilities	21,731	4,446
NET ASSETS	$46,942,483	$9,081,475

NET ASSETS CONSIST OF:
Paid-in Capital	$39,125,020	$8,276,198
Undistributed Accumulated
Net Investment Loss	(60)	(5,383)
Accumulated Net Realized Loss	(399,241)	(107,060)
Net Unrealized Appreciation on:
Investments in Securities	8,216,764	917,556
Foreign Currencies	—	164
Net Assets	$46,942,483	$9,081,475
* Identified Cost:
Investments in Securities	$38,736,033	$8,165,176

Net Asset Value (unlimited shares authorized):
Net Assets	$46,942,483	$9,081,475
Shares Outstanding (No Par Value)	1,325,000	325,000
Net Asset Value, Offering and
Redemption Price per Share	$35.43	$27.94

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2018 (Unaudited)

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-Flow	Free-Cash-Flow
	ETF	ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
of $0 and $1,777, respectively)	$202,609	$37,514
Interest	330	175
Total Investment Income	202,939	37,689

Expenses:
Management Fees	103,885	20,895
Total Expenses	103,885	20,895
Net Investment Income	99,054	16,794

REALIZED & UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(165,629)	(86,062)
Foreign Currencies	—	(20,998)
Total	(165,629)	(107,060)
Net Change in Unrealized Appreciation of:
Investments Securities	6,427,191	835,858
Foreign Securities	—	84
Total	6,427,191	835,942
Net Realized and Unrealized
Gain on Investments	6,261,562	728,882
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,360,616	$745,676

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2018	Period Ended
	(Unaudited)	July 31, 2017(1)
OPERATIONS
Net Investment Income	$99,054	$68,344
Net Realized Loss on Investments	(165,629)	(233,612)
Change in Unrealized
Appreciation of Investments	6,427,191	1,789,573
Net Increase in Net Assets
Resulting from Operations	6,360,616	1,624,305

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(155,755)	(11,703)
Total Distributions to Shareholders	(155,755)	(11,703)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	13,163,625	25,961,395
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	13,163,625	25,961,395
Net Increase in Net Assets	$19,368,486	$27,573,997

NET ASSETS
Beginning of Period	$27,573,997	$—
End of Period	$46,942,483	$27,573,997
Undistributed Accumulated
Net Investment Loss	$(60)	$56,641

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	1,325,000	925,000
	Net Increase	1,325,000	925,000

(1)  Fund commenced operations on September 27, 2016.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2018	Period Ended
	(Unaudited)	July 31, 2017(1)
OPERATIONS
Net Investment Income	$16,794	$1,091
Net Realized Gain (Loss) on Investments	(107,060)	4
Change in Unrealized
Appreciation of Investments	835,942	81,778
Net Increase in Net Assets
Resulting from Operations	745,676	82,873

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(23,272)	—
Total Distributions to Shareholders	(23,272)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,536,980	3,739,218
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	4,536,980	3,739,218
Net Increase in Net Assets	$5,259,384	$3,822,091

NET ASSETS
Beginning of Period	$3,822,091	$—
End of Period	$9,081,475	$3,822,091
Undistributed Accumulated
Net Investment Loss	$(5,383)	$1,095

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	325,000	150,000
	Net Increase	325,000	150,000

(1)  Fund commenced operations on June 27, 2017.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap U.S. Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	January 31, 2018		Period Ended
	(Unaudited)		July 31, 2017(1)
Net Asset Value, Beginning of Period	$29.81		$25.00

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.16
Net Realized and Unrealized
Gain (Loss) on Investments	5.67		4.70
Total from Investment Operations	5.76		4.86

Less Distributions:
From Net Investment Income	(0.14)		(0.05)
Total Distributions	(0.14)		(0.05)
Net Asset Value, End of Period	$35.43		$29.81
Total Return	19.32	%(3)	19.47	%(3)

Supplemental Data:
Net Assets at End of Period (000’s)	$46,942		$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(4)	0.59	%(4)
Net Investment Income to Average Net Assets	0.56	%(4)	0.68	%(4)
Portfolio Turnover Rate(5)	16	%(3)	63	%(3)

(1)	Commencement of operations on September 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excluded impact of in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

TrimTabs All Cap International Free-Cash-Flow ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	January 31, 2018		Period Ended
	(Unaudited)		July 31, 2017(1)
Net Asset Value, Beginning of Period	$25.48		$25.00

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.01
Net Realized and Unrealized
Gain (Loss) on Investments	2.47		0.47
Total from Investment Operations	2.53		0.48

Less Distributions:
From Net Investment Income	(0.07)		—
Total Distributions	(0.07)		—
Net Asset Value, End of Period	$27.94		$25.48
Total Return	9.96	%(3)	1.92	%(3)

Supplemental Data:
Net Assets at End of Period (000’s)	$9,081		$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(4)	0.59	%(4)
Net Investment Income to Average Net Assets	0.47	%(4)	0.35	%(4)
Portfolio Turnover Rate(5)	69	%(3)	0	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excluded impact of in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

1.  ORGANIZATION

The TrimTabs All Cap U.S. Free-Cash-Flow ETF and TrimTabs All Cap International Free-Cash-Flow ETF (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TrimTabs All Cap U.S. Free-Cash-Flow ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell 3000”), with less volatility than the Russell 3000. TrimTabs All Cap International Free-Cash-Flow ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established.  The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S. BMI, with similar volatility to the S&P Developed ex-U.S. BMI.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TrimTabs All Cap U.S. Free-Cash-Flow ETF charges $500 for the standard fixed creation fee and TrimTabs All Cap International Free-Cash-Flow ETF charges $1,500 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes:  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended July 31, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended July 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2017, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statement of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimate: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications:  The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal period ended July 31, 2017, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$—	$—	$—
TrimTabs All Cap International
Free-Cash-Flow ETF	4	(4)	—

During the fiscal period ended July 31, 2017, the Funds did not realize any net capital gain resulting from in-kind redemptions.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.  Based on this evaluation, no adjustments were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

TrimTabs All Cap U.S. Free-Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,825,340	$—	$—	$46,825,340
Short-Term Investments	127,457	—	—	127,457
Total Investments
in Securities	$46,952,797	$—	$—	$46,952,797

TrimTabs All Cap International Free Cash-Flow ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,065,101	$—	$—	$9,065,101
Short-Term Investments	17,631	—	—	17,631
Total Investments
in Securities	$9,082,732	$—	$—	$9,082,732

^  See Schedule of Investments for sector breakouts.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

The Funds did not invest in any Level 3 securities during the period.  There were no transfers between Levels 1, 2 or 3 during the period.  It is the Funds’ policy to consider transfers between Levels as of the end of the reporting period.

4.  COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management, LLC. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, each Fund pays the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets.  Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

Quasar Distributors, LLC acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

6.  INVESTMENT TRANSACTIONS

For the six-months ended January 31, 2018, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$5,580,566	$5,636,602
TrimTabs All Cap International Free Cash-Flow ETF	$4,765,966	$4,731,498

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

For the six-months ended January 31, 2018, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$13,072,899	$—
TrimTabs All Cap International Free-Cash-Flow ETF	$4,505,433	$—

For the six-months ended January 31, 2018, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes for the Funds as of July 31, 2017 were as follows:

		TrimTabs
	TrimTabs	All Cap
	All Cap U.S.	International
	Free-Cash-	Free-Cash-
	Flow ETF	Flow ETF
Tax cost of investments	$25,797,929	$3,743,019
Gross tax unrealized appreciation	2,186,977	119,257
Gross tax unrealized depreciation	(405,917)	(40,768)
Net tax unrealized appreciation (depreciation)	1,781,060	78,489
Undistributed ordinary income	56,641	4,304
Undistributed long-term gain	—	—
Total distributable earnings	56,641	4,304
Other accumulated (loss)	(225,099)	80
Total accumulated gain (loss)	$1,612,602	$82,873

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At July 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
TrimTabs All Cap U.S.
Free-Cash-Flow ETF	$(225,099)	$—	Indefinite
TrimTabs All Cap International
Free Cash-Flow ETF	$—	$—	Indefinite

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

The tax character of distributions paid by the Funds during the fiscal period ended July 31, 2017 was as follows:

Ordinary Income
TrimTabs All Cap U.S. Free-Cash-Flow ETF	$11,703
TrimTabs All Cap International Free-Cash-Flow ETF	$—

8.  CERTAIN RISKS

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range f commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value (or “NAV”).

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

International Closed Market Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s Intraday Indicative Value (“IIV”). As a result, Shares may appear to trade at a significant discount or premium to NAV.

Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Risk.  A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Japan Risk.  The Japanese economy may be subject to considerable degrees of economic, political and social instability. Since 2000, Japan’s economic growth rate has remained relatively low. In addition, Japan is subject to the risk of natural disasters, such as earthquakes and tsunamis.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that the Fund will achieve its investment objective.  This could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.  Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Sector Concentration Risk.  To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2018 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.trimtabsfunds.com.

2. FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2017, was as follows:

TrimTabs All Cap U.S. Free-Cash-Flow ETF	100.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

TrimTabs All Cap U.S. Free-Cash-Flow ETF	0.00%
TrimTabs All Cap International Free-Cash-Flow ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.trimtabsfunds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.trimtabsfunds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2018 (Unaudited) (Continued)

5.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees
Stephen J. Posner	Trustee	Since	Financial Advisor,	2	Director, TrimTabs
YOB: 1944		2014	Wunderlich		Investment Research
			Securities, Inc.		(2016-present).**
(2005-2014).

David A. Kelly	Trustee	Since	Founder and	2	Member, Audit
YOB: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.		Greenwich Historical
			(1996-present).		Society (2011-2013).

Interested Trustee*
Charles Biderman	Trustee;	Trustee	Consultant,	2	None.
YOB: 1946	formerly	since	Informa TrimTabs
	President	2014;	(2017-2017);
		President	Founder, TrimTabs
		from	Asset Management,
		2014 to	LLC (1990-present);
		2017	Founder and Chief
Executive Officer,
TrimTabs Investment
Research (1990-
present); President,
TrimTabs Index
Services, LLC
(2014-2016).

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2018 (Unaudited) (Continued)

Name,	Position(s)	Term of Office and	Principal Occupation
Year of Birth	Held with Trust	Length of Time Served	During Past 5 Years
Theodore M. Theodore	President and	President and Principal	Vice Chairman and Chief
YOB: 1940	Principal Executive	Executive Officer since	Investment Officer,
	Officer; formerly,	2017; Vice President	TrimTabs Asset
	Vice President	from 2015 to 2017	Management, LLC
(2015-present); Senior
Managing Director,
Quantitative Analysis
Services (2014-2015);
Managing Partner, Horizons
Advisory (2012-2014);
Co-Chief Investment
Officer, Avatar Associates
(1989-2012).

Jeffrey Lazar	Chief Compliance	Since 2016	Chief Operating Officer
YOB: 1959	Officer, Anti-Money		and Chief Compliance
	Laundering Officer,		Officer, TrimTabs Asset
	and Principal		Management, LLC
	Financial Officer		(2016-Present); Chief
Operating Officer, Dasoma
Capital Management
LLC (2014-2016); Chief
Financial Officer, Everkey
Global Partners (2008-2014).

Investment Adviser
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)*    /s/Theodore M. Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date     3/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Theodore M. Theodore
Theodore M. Theodore, President (Principal Executive Officer)

Date     3/22/2018

By (Signature and Title)*    /s/Jeff Lazar
Jeff Lazar, Treasurer (Principal Financial Officer)

Date     3/22/2018

* Print the name and title of each signing officer under his or her signature.